Acquisition costs and other expenditure - Fees payable to the auditor (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fees payable to the auditor
Fees payable to the Company's auditor for the audit of the Company's annual accounts	£ 2.1	£ 2.0	£ 2.0
Fees payable to the Company's auditor and its associates for other services:
Audit of subsidiaries pursuant to legislation	8.3	7.5	7.2
Audit-related assurance services	4.3	3.9	3.1
Tax compliance services		0.1	0.7
Other assurance services	1.5	2.1	2.2
Services relating to corporate finance transactions	0.4		0.2
All other services	0.7	0.6	1.2
Total fees paid to the auditor	17.3	16.2	16.6
Pension schemes audit services	0.1	0.1	0.1
Pension schemes other assurance services	£ 0.0	£ 0.1	£ 0.0